Investments Held-to-Maturity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments	$ 6
Long-Term Investment [Member]
Schedule of Held-to-maturity Securities [Line Items]
Cost and equity method investments included in long-term investments	$ 269	$ 327